DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Schedule or Net Deferred Income Tax Assets

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Deferred income tax assets	185	163
Deferred income tax liabilities	(24)	(22)
Net deferred income tax assets	161	141

Schedule of Significant Changes in Net Deferred Income Tax Assets / (Liabilities)

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Deferred income tax assets	185	163
Deferred income tax liabilities	(24)	(22)
Net deferred income tax assets	161	141

The following tables show the changes in net deferred income tax assets / (liabilities) for the years ended December 31, 2019 and 2018.

(in millions of Euros)	At January 1, 2019	Acquisitions	Recognized in		FX and reclassifications	At December 31, 2019
			Profit or loss	OCI
Long-term assets	(94)	1	(3)	—	(3)	(99)
Inventories	5	—	2	—	1	8
Pensions	116	—	(4)	13	2	127
Derivative valuation	12	—	(8)	2	—	6
Tax losses carried forward (A)	61	—	27	—	(13)	75
Other (B)	41	2	—	—	1	44
Total	141	3	14	15	(12)	161

(A)	The reclassifications resulted primarily from the adoption of IFRIC 23.

(B)	Other results mainly from non-deductible provisions and interest.

(in millions of Euros)	At January 1, 2018	Recognized in		FX	At December 31, 2018
		Profit or loss	OCI
Long-term assets	(76)	(15)	—	(3)	(94)
Inventories	4	1	—	—	5
Pensions	130	(12)	(7)	5	116
Derivative valuation	(20)	22	8	2	12
Tax losses carried forward	78	(13)	—	(4)	61
Other (A)	23	15	—	3	41
Total	139	(2)	1	3	141

(A)	Other results mainly from non-deductible provisions and interest.

Schedule of Unrecognized Deferred Tax Assets
The related tax impact of €259 million (€321 million at December 31, 2018) is attributable to the following:

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Expiring within 5 years	(2)	(45)
Expiring after 5 years and limited	(62)	(89)
Unlimited	(20)	(19)
Tax losses	(84)	(153)
Long-term assets	(104)	(107)
Pensions	(20)	(18)
Other	(51)	(43)
Deductible temporary differences	(175)	(168)
Total	(259)	(321)